SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2020
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied.

Principles of Consolidation - The consolidated financial statements include the accounts of the Company, all the subsidiaries and VIEs of the Company. All transactions and balances between the Company and its subsidiaries and VIEs have been eliminated upon consolidation.

Variable Interest Entities - A VIE is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. The Company performs ongoing assessments to determine whether an entity should be considered a VIE and whether an entity previously identified as a VIE continues to be a VIE and whether the Company continues to be the primary beneficiary.

Assets recognized as a result of consolidating VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.

Currency Translation - The Company’s functional currency is the Chinese Yuan (“RMB”) and the accompanying consolidated financial statements have been expressed in Chinese Yuan. The consolidated financial statements as of and for the year ended June 30, 2020 have been translated into United States dollars (“U.S. dollars”) solely for the convenience of the readers. The translation has been made at the rate of ¥7.0697 = US$1.00, the approximate exchange rate prevailing on June 30, 2020. These translated U.S. dollar amounts should not be construed as representing Chinese Yuan amounts or that the Chinese Yuan amounts have been or could be converted into U.S. dollars.

Estimates and Assumptions - The preparation of the consolidated financial statements in conformity with US GAAP, which requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts related to trade accounts receivable, other receivables and purchase advances, allowance for inventory, the useful lives of property and equipment, valuation allowance for deferred tax assets, impairment assessment for long-lived assets, the discount rate for lease and investment and the fair value of share- based payments. The use of estimates is an integral component of the financial reporting process; actual results could differ from those estimates.

The key assumptions underlying the Company’s accounting for material arrangements and the reasonably likely material effects of resolving any uncertainties on the Company’s allowance for doubtful accounts related to purchase advances. The production of the Company’s products requires custom-made equipment from its suppliers. To ensure that it can secure the required customized equipment, the Company often needs to make full prepayment for its intended purchases. As a standard practice in the petroleum extraction industry, the Company generally must submit a bid in order to secure the sales contract. The bidding process generally takes between one month to one year and the timing depends on the size of the overall project, which timing and size are generally controlled by its client. In order to secure timely purchase delivery and to meet its product delivery schedule, the Company normally prepays for the purchase advances if the Company believes that it is more than likely to win the bid for the sales contract which is accounted as pre-contract costs. After winning the bid and securing the sale contract, the Company normally needs to deliver its products approximately within one week to six months. Based on the Company’s historical experience, the Company generally is able to realize its purchase advances on the customized equipment that it orders. If it subsequently confirms that the Company is unable to secure the planned contracts with a customer after making the advance payments for these planned contracts, the Company evaluates the probable recoverability of the pre-contract cost and charges to expenses when the Company determines that the recovery of such pre-contract cost is improbable.

Fair Values of Financial Instruments - The US GAAP accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, establish a three-level valuation hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The three levels of inputs are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company measures certain financial assets, including investments under the equity method on other-than-temporary basis, intangible assets and fixed assets at fair value when an impairment charge is recognized.

The carrying amounts reported in the consolidated balance sheets for trade accounts receivable, other receivables, purchase advances, trade accounts payable, accrued liabilities, advances from customers, investment payable, short-term bank loan and short-term borrowings approximate fair value because of the immediate or short-term maturity of these financial instruments.

Cash - Cash includes cash on hand consisting of coins, currency, undeposited checks, money orders and drafts, demand deposits in banks, certain short-term highly liquid investments and cash in transit.

Trade Accounts and Other Receivables , Net - Accounts receivable are carried at original invoiced amount less a provision for any potential uncollectible amounts. Accounts are considered to be under certain credit risk when the related receivables are more than a year old. Provision is made against trade accounts and other receivables to the extent they are considered to be doubtful. Accounts are written off after extensive efforts at collection. Other receivables arise from transactions with non-trade customers.

Notes Receivable - Notes receivable represent short-term notes receivable issued by reputable financial institutions that entitle the Company to receive the full-face amount from the financial institutions at maturity, which generally range from three to six months from the date of issuance.

Purchase Advances, Net - Purchase advances are the amounts prepaid to suppliers for business activities, such as standard raw materials, supplies and services. These types of prepayments will be expensed when those products or services have been rendered or consumed.

Inventories, Net - Inventories are stated at the lower of cost or net realizable value, on a first-in-first-out basis. The methods of determining inventory costs are used consistently from year to year. Allowance for inventory obsolescence is provided when the market value of certain inventory items is lower than the cost.

Property and Equipment, Net - Property and equipment are stated at cost. Depreciation on motor vehicles and office equipment is computed using the straight-line method over the estimated useful lives of the assets, which range from two to ten years. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the assets.

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10-20 years

Land Use Rights, Net - According to the Chinese laws and regulations regarding land use rights, land in urban districts is owned by the State, while land in the rural areas and suburban areas, except otherwise provided for by the State, is collectively owned by individuals designated as resident farmers by the State. In accordance with the legal principle that land ownership is separate from the right to the use of the land, the government grants individuals and companies the rights to use parcels of land for a specified period of time. Land use rights which are usually prepaid, are stated at cost less accumulated amortization. Amortization is provided over the life of the land use rights, using the straight-line method. The estimated useful life is 50 years, based on the term of the land use rights.

Long-Lived Assets - Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined based on the estimated discounted future cash flows expected to be generated by the asset. There were no impairments at June 30, 2019 and 2020.

Long-term Investments

-      Cost method investment - For an investee over which the Company does not have significant influence and a controlling interest, the Company carries the investment at cost and recognizes income for any dividend received from the distribution of the investee’s earnings.

The Company reviews its cost method investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investment. An impairment charge is recorded if the carrying amount of an investment exceeds its fair value and such excess is determined to be other-than-temporary.

-      Equity method investment - For an investee over which the Company has the ability to exercise significant influence, but does not have a controlling interest, the Company accounted for those using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

       An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Company recorded ¥4,037,736 impairment loss on its equity method investment in unconsolidated entity during the year ended June 30, 2018. The Company did not record impairment losses on its equity method investment for the years ended June 30, 2019 and 2020. No investment income or loss was recorded for the year ended June 30, 2018, and the Company recorded ¥959,905 investment loss and ¥462,879 ($65,473) investment income on its equity method investment in unconsolidated entity for the years ended June 30, 2019 and 2020.

Revenue Recognition – In accordance with ASC 606, “Revenue from Contracts with Customers”, revenue is recognized when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied. The core principle underlying the new revenue recognition Accounting Standards Update (“ASU”) is that the Company recognizes revenue to represent the transfer of goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. The Company identifies contractual performance obligations and determines whether revenue should be recognized at a point in time or over time, based on when goods or services are provided to a customer.

Disaggregation of Revenues

Revenues are recognized when control of the promised goods or services are transferred to our customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The following items represent the Company’s revenues disaggregated by revenue source. In accordance with ASC 606-10-50-5, the Company selects categories to present disaggregated revenue that depict how the nature, amount, timing, and uncertainty of revenues and cash flows are affected by economic factors and delivery conditions of products and fulfillment of obligations.

The Company’s disaggregation of revenues for the years ended June 30, 2018, 2019 and 2020 is disclosed in Note 29.

Automation Products and Software; Equipment and Accessories

The Company generates revenues primarily through delivery of standard or customized products and equipment, including automation products, furnaces and related accessories. Revenue is recognized when products are delivered, and acceptance reports are signed off by customers.

The sale of automation products or specialized equipment when combined with services represent a single performance obligation for the development and construction of a single asset. The Company may also provide design or installation services to clients as there may be such obligation in contracts. The promises to transfer the goods and provision of services are not separately identifiable, which is evidenced by the fact that the Company provides significant services of integrating the goods and services into a single deliverable for which the customer has contracted. For such sales arrangements, the Company recognizes revenue using input method, based on the relationship between actual costs incurred compared to the total estimated costs for the contract. Such method is adopted because the Company believes it best depicts the transfer of goods and services to the customer.

Oilfield Environmental Protection Service

The Company provides wastewater treatment and oily sludge disposal service to oilfield and chemical industry companies and generates revenue from special equipment, self-developed chemical products and supporting service, transfer and treatment of oily sludge. Revenue is recognized when contract obligations have been performed. For such sales arrangements, the Company recognizes revenue using input method, based on the relationship between actual costs incurred compared to the total estimated costs for the contract. Such method is adopted because the Company believes it best depicts the transfer of services to the customer.

Arrangements with Multiple Performance Obligations

Contracts with customers may include multiple performance obligations. For such arrangements, the Company will allocate revenues to each performance obligation based on its relative standalone selling price. We generally determine standalone selling prices based on the prices charged to customers or using expected cost-plus margin.

Contract Balances

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs.

The following table provides information about contract assets and contract liabilities from contracts with customers:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Contract assets	¥4,633,940	¥31,537,586	$4,460,933
Contract liabilities	¥120,000	¥3,486,033	$493,093

Contract Assets, net - The Company recognizes an asset from the costs incurred to fulfill a contract when those costs meet all of the following criteria: (i) the costs relate directly to a contract or to an anticipated contract that the Company can specifically identify; (ii) the costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future; and (iii) the costs are expected to be recovered.

-      Pre-Contract Costs - Pre-contract costs are the amounts prepaid to suppliers for purchases of customized equipment in anticipation of obtaining planned contracts for the Company’s hardware and software revenues. If it subsequently confirms that the Company is unable to secure the planned contracts with a customer after making the advance payments for these planned contracts, the Company evaluates the probable recoverability of the pre-contract cost and charges to expenses when the Company determines that the recovery of such pre-contract cost is improbable.

-      Executed Contract Costs - Direct costs, such as material, labor, depreciation and amortization and subcontracting costs and indirect costs allocable to contracts include the costs of contract supervision, tools and equipment, supplies, quality control and inspection, insurance, repairs and maintenance for quality assurance purposes before clients’ initial acceptance. Once products are delivered, installed and debugged for intended use and accepted by a client, which may last from weeks to months (this process is decided by the client’s individual project construction arrangement), the Company records revenue based on the contract or the final clients’ acceptance. Minor costs for repair during the maintenance period after initial acceptance are recorded as cost of goods sold as they are incurred. All other general and administrative costs and selling costs are charged to expenses as incurred. The Company generally ships its products approximately one week to six months after production begins and the timing depends on the size of the overall project.

Contract liabilities - Contract liabilities are recognized for contracts where payment has been received in advance of performance under the contract. The Company’s contract liabilities consist primarily of the Company’s unsatisfied performance obligations as of the balance sheet dates. Contract liabilities are recognized as revenue after control of the products or services is transferred to the customer and all revenue recognition criteria have been met.

Performance Obligations - Performance obligations include delivery of products and provision of services. The Company recognizes revenue when performance obligations under the terms of a contract with its customer are satisfied. This occurs when the control of the goods and services have been transferred to the customer. Accordingly, revenue for sale of goods is generally recognized upon shipment or delivery depending on the shipping terms of the underlying contract, and revenue for provision of services is recognized over the service period. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods and providing services.

Amounts billed to customers for shipping and handling activities to fulfill the Company’s promise to transfer the goods are included in revenues, and costs incurred by the Company for the delivery of goods are classified as cost of sales in the consolidated statements of operations and comprehensive loss. Sales, value added, and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. The Company generally offers assurance-type warranties for its products. The specific terms and conditions of those warranties vary depending upon the product. The Company estimates the costs that may be incurred under its warranties and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the warranty liability include historical product-failure experience and estimated repair costs for identified matters. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. The amount accrued for expected returns and warranty claims was immaterial as of June 30, 2020. The amount of revenue recognized during the year ended June 30, 2020 that was previously included within contract liability balances was ¥Nil.

Practical Expedients Elected

Incremental Costs of Obtaining a Contract - The Company has elected the practical expedient permitted in ASC 340-40-25-4, which permits an entity to recognize incremental costs to obtain a contract as an expense when incurred if the amortization period will be less than one year and not significant.

Significant Financing Component - The Company has elected the practical expedient permitted in ASC 606-10-32-18, which allows an entity to not adjust the promised amount of consideration for the effects of a significant financing component if a contract has a duration of one year or less. As the Company’s contracts are typically less than one year in length, consideration will not be adjusted. The Company’s contracts include a standard payment term of 90 days to 180 days; consequently, there is no significant financing component within contracts.

Share-Based Compensation - Share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight–line basis over the requisite service period for the entire award. The Company has elected to recognize compensation expenses using the Black-Scholes valuation model estimated at the grant date based on the award’s fair value.

Research and Development Expenses - Research and development expenses relating to improving development efficiency and the quality of the Company’s products and services, including s design of downhole automation platform systems and chemical products used for waste water treatment, are expensed as incurred.

Shipping and Handling Costs - Shipping and handling cost incurred to ship products to customers are included in selling and distribution expenses. Shipping and handling expenses were ¥1,170,358,  ¥749,719 and ¥257,573 ($36,433) for the years ended June 30, 2018, 2019 and 2020, respectively.

Leases  - Before July 1, 2019, the Company adopted ASC Topic 840 (“ASC 840”), Leases, and each lease is classified at the inception date as either a capital lease or an operating lease. The Company adopted ASC Topic 842, “Leases” on July 1, 2019 and used the alternative modified retrospective transition approach which permits the effects of adoption to be applied at the effective date. The new standard provides a number of optional practical expedients in transition. The Company elected the ‘package of practical expedients’, which permits the Company not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Company also elected the short-term lease exemption and combining the lease and non-lease components practical expedients. The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office space operating leases. As the implicit rate in lease is not readily determinable for the Company’s operating leases, the Company generally uses the incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Investment Payable – Investment payable is comprised of obligations due to the investee for the purchase of equity interest in the ordinary course of investment.

Income Taxes - Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes. Deferred taxes are provided on differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, and tax carry forwards. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. The Company has not been subject to any income taxes in the United States or the Cayman Islands.

The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position would be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company has no uncertain tax position as of June 30, 2019 and 2020.

As of June 30, 2020, the tax years ended December 31, 2015 through December 31, 2019 for the Company’s People’s Republic of China (“PRC”) subsidiaries remain open for statutory examination by PRC tax authorities.

Loss per Share - Loss Per Share (“EPS”) is computed by dividing net loss by the weighted average number of ordinary shares outstanding. Diluted EPS are computed by dividing net loss by the weighted-average number of ordinary shares and dilutive potential ordinary share equivalents outstanding.

Potentially dilutive ordinary shares consist of ordinary shares issuable upon the conversion of ordinary stock options, restricted shares and warrants (using the treasury stock method). The effect from options, restricted shares and warrants would have been anti-dilutive due to the fact that the Company incurred a net loss for the years ended June 30, 2018, 2019 and 2020.

Warrants -In connection of the issuance of common stocks, the Company may issue options or warrants to purchase common stock. Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

Reclassification - Advance from customers has been reclassified from other payables and reflected in its consolidated balance sheets and consolidated statements of cash flows as advance from customers. Contract assets have been reclassified from purchase advance and inventories and reflected in consolidated balance sheets and consolidated statements of cash flows as contract assets. These reclassifications have no effect on the results of operations previously reported.

Recently Issued Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” to improve the effectiveness of disclosures in the notes to financial statements related to recurring or nonrecurring fair value measurements by removing amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. The new standard requires disclosure of the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company expects that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

In October 2018, the FASB issued ASU 2018-17, "Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities". The new standard changes how entities evaluate decision-making fees under the variable interest entity guidance. The new standard is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted in any interim period after issuance. The standard should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings at the beginning of the period of adoption. The Company expects that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes. The Board is issuing this Update as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of GAAP for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to users of financial statements. The specific areas of potential simplification in this Update were submitted by stakeholders as part of the Simplification Initiative. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company expects that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40)” (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in U.S. GAAP. The ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU 2020-06 will have on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.